Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________
Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the “Funds” or the “Target Date Funds”)
______________________
Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds’ Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (“AGIFM” or “Allianz Global Fund Management”), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds’ Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.
Changes to the Funds’ Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.
In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest (i.e., Acquired Fund Fees and Expenses).
In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.
Annual Fund Operating Expenses tables and Examples for each Fund under “Fees and Expenses of the Fund” are revised in their entireties as follows:
Allianz Global Investors Solutions 2015 Fund

							Total Annual
							Fund Operating
			Distribution	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	Fee and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	Expenses(2)	(12b-1) Fees	Expenses	Expenses(3)	Reductions(4)	Reductions(4)

Class A	0.05%	0.30%	0.25%	0.61%	1.21%	0.24%	0.97%

Class C	0.05	0.30	1.00	0.61	1.96	0.24	1.72

Class R	0.05	0.30	0.50	0.61	1.46	0.14	1.32

(2)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(3)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.97% for Class A, 1.72% for Class C, and 1.32% for Class R.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$644	$891	$1,157	$1,915	$644	$891	$1,157	$1,915

Class C	275	592	1,035	2,266	175	592	1,035	2,266

Class R	134	448	784	1,734	134	448	784	1,734

Allianz Global Investors Solutions 2020 Fund

							Total Annual
			Distribution				Fund Operating
			Fee and/or	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	Expenses(2)	(12b-1) Fees	Expenses	Expenses(3)	Reductions(4)	Reductions(4)

Class A	0.05%	0.30%	0.25%	0.64%	1.24%	0.25%	0.99%

Class C	0.05	0.30	1.00	0.64	1.99	0.25	1.74

Class R	0.05	0.30	0.50	0.64	1.49	0.15	1.34

(2)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(3)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.99% for Class A, 1.74% for Class C, and 1.34% for Class R.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$645	$898	$1,171	$1,947	$645	$898	$1,171	$1,947

Class C	277	600	1,050	2,297	177	600	1,050	2,297

Class R	136	456	799	1,767	136	456	799	1,767

Allianz Global Investors Solutions 2030 Fund

							Total Annual
							Fund Operating
			Distribution Fee	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	Expenses(2)	(12b-1) Fees	Expenses	Expenses(3)	Reductions(4)	Reductions(4)

Class A	0.05%	0.30%	0.25%	0.77%	1.37%	0.34%	1.03%

Class C	0.05	0.30	1.00	0.77	2.12	0.34	1.78

Class R	0.05	0.30	0.50	0.77	1.62	0.24	1.38

(2)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(3)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.03% for Class A, 1.78% for Class C, and 1.38% for Class R.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$649	$928	$1,228	$2,078	$649	$928	$1,228	$2,078

Class C	281	631	1,108	2,425	181	631	1,108	2,425

Class R	140	488	859	1,902	140	488	859	1,902

Allianz Global Investors Solutions 2040 Fund

							Total Annual
			Distribution				Fund Operating
			Fee and/or	Acquired	Total Annual		Expenses After
	Advisory	Other	Service	Fund Fees	Fund Operating	Expense	Expense
Share Class	Fees(2)	Expenses(2)	(12b-1) Fees	and Expenses	Expenses(3)	Reductions(4)	Reductions(4)

Class A	0.05%	0.30%	0.25%	0.90%	1.50%	0.41%	1.09%

Class C	0.05	0.30	1.00	0.90	2.25	0.41	1.84

Class R	0.05	0.30	0.50	0.90	1.75	0.31	1.44

(2)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(3)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.09% for Class A, 1.84% for Class C, and 1.44% for Class R.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$655	$960	$1,287	$2,209	$655	$960	$1,287	$2,209

Class C	287	664	1,168	2,553	187	664	1,168	2,553

Class R	147	521	920	2,037	147	521	920	2,037

Allianz Global Investors Solutions 2050 Fund

							Total Annual
							Fund Operating
			Distribution Fee	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	Expenses(2)	(12b-1) Fees	Expenses	Expenses(3)	Reductions(4)	Reductions(4)

Class A	0.05%	0.30%	0.25%	0.92%	1.52%	0.42%	1.10%

Class C	0.05	0.30	1.00	0.92	2.27	0.42	1.85

Class R	0.05	0.30	0.50	0.92	1.77	0.32	1.45

(2)	Other Expenses represent administrative fees paid by the Fund to AGIFM pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(3)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.10% for Class A, 1.85% for Class C, and 1.45% for Class R.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$656	$965	$1,296	$2,229	$656	$965	$1,296	$2,229

Class C	288	669	1,177	2,573	188	669	1,177	2,573

Class R	148	526	929	2,057	148	526	929	2,057

Allianz Global Investors Solutions Retirement Income Fund

							Total Annual
							Fund Operating
			Distribution Fee	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	Expenses(2)	(12b-1) Fees	Expenses	Expenses(3)	Reductions(4)	Reductions(4)

Class A	0.05%	0.30%	0.25%	0.58%	1.18%	0.23%	0.95%

Class C	0.05	0.30	1.00	0.58	1.93	0.23	1.70

Class R	0.05	0.30	0.50	0.58	1.43	0.13	1.30

(2)	Other Expenses represent administrative fees paid by the Fund to AGIFM pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(3)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.95% for Class A, 1.70% for Class C, and 1.30% for Class R.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$642	$883	$1,142	$1,884	$642	$883	$1,142	$1,884

Class C	273	584	1,021	2,235	173	584	1,021	2,235

Class R	132	440	769	1,702	132	440	769	1,702

The first paragraph of the sub-section titled “Management of the Funds — Investment Manager” is replaced in its entirety with the following:
Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for all of the Funds. In this capacity, the Manager provides investment advisory and certain administrative services to all Funds, and has special arrangements to provide or procure essentially all administrative services required by the Target Date Funds (defined below) as described under “Management of the Funds.” Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.
The first two paragraphs in the sub-section titled “Management of the Funds — Management Fees” are replaced in its entirety with the following:
The advisory and administrative arrangements of Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund, Allianz Global Investors Solutions 2050 Fund and Allianz Global Investors Solutions Retirement Income Fund (together, the “Target Date Funds”) differ from those of the other Funds, as described below.
All Funds Other Than Target Date Funds. Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. In addition to the fees of the Manager, each Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.
Target Date Funds. Each Target Date Fund pays for the advisory and administrative services it requires under what is essentially an all-in fee structure. Each Target Date Fund pays a monthly advisory fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund. In addition, pursuant to a separate administration agreement, each share class of each Target Date Fund pays a monthly administrative fee to the Manager in return for managing the Fund’s business affairs and other administrative matters, as well as for providing or procuring, at the Manager’s expense, essentially all other administrative and related services required for the operations of the Fund and such share class (i.e., generally, the services giving rise to the other costs and expenses that are borne directly by Funds other than the Target Date Funds as described in the prior paragraph). See “Administrative Fees.” While each Target Date Fund pays fees under separate agreements for the advisory and administrative services it requires, these services are provided in a “suite of services” that are essential to the daily operations of the Target Date Funds.
All Funds. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.
The following is inserted at the end of the sub-section titled “Management of the Funds — Management Fees”:
Administrative Fees for the Target Date Funds. Each Target Date Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class C and Class R shareholders of each Fund pay an administrative fee to the Manager, computed as a percentage of the Fund’s average daily net assets attributable in the aggregate to those classes of shares. The Manager, in turn, provides or procures administrative services for Class A, Class C and Class R shareholders and also bears the costs of most third-party administrative services required by the Target Date Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as fees and expenses of the Trust’s disinterested Trustees and their counsel. The Target Date Funds do bear other expenses that are not covered by the administrative fee and that may vary and affect the total level of expenses borne by Class A, Class B, Class C and Class R shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The Manager expects to realize losses on these administration arrangements for the Target Date Funds for the foreseeable future (i.e., the cost to the Manager of providing the administrative services is expected to exceed the administration fee paid to the Manager). However, because the costs borne by the Manager include a fixed component, the Manager will benefit from economies of scale if assets under management increase and it is therefore possible that the Manager may realize a profit on the administration fee in the future.
Class A, Class C and Class R shareholders of the Funds pay the Manager monthly administrative fees at an annual rate of 0.30% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class C, and Class R shares).
The sub-section titled “Management of the Funds — Management Fee Waiver and Expense Limitation Agreement” is replaced in its entirety with the following:

Management Fee Waiver. For each of the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund, the Manager has contractually agreed to waive a portion of its Management Fee with respect to Fund assets that are attributable to investments in Underlying Funds or Other Acquired Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012. This waiver does not apply to net assets of each Fund not invested in shares of Underlying Funds or Other Acquired Funds (e.g., direct investments in other securities and instruments).
Expense Limitation Arrangements. For certain Funds, the Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary of each such Fund. Specifically, the Manager will waive its Management Fee or reimburse the Fund until the date indicated to the extent that Total Annual Operating Expenses (after application of any additional fee waiver as described above) including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses, Acquired Fund Fees and Expenses (except in the case of the Target Date Funds, for which Acquired Fund Fees and Expenses are included), short sale fees and substitute dividend expenses (in the case of Allianz RCM All Alpha Fund) and certain credits and other expenses, exceed the amount specified for each share class of the Fund as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Acquired Fund Fees and Expenses for a Fund are based upon an estimated allocation of the Fund’s assets among the Other Acquired Funds and Institutional Class shares, or in certain cases Class M shares, of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds and Other Acquired Funds, as well as the allocation of the Fund’s assets, and may be higher or lower than those shown below. For a listing of the expenses associated with each Underlying Fund for its most recent fiscal year, please see “Underlying Fund Expenses” below.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________
Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the “Funds” or the “Target Date Funds”)
______________________
Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds’ Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (“AGIFM” or “Allianz Global Fund Management”), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds’ Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.
Changes to the Funds’ Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest (i.e., Acquired Fund Fees and Expenses).
In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.
Annual Fund Operating Expenses tables and Examples for each Fund under “Fees and Expenses of the Fund” are revised in their entireties as follows:
Allianz Global Investors Solutions 2015 Fund

							Total Annual
			Distribution				Fund Operating
			Fee and/or	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	Expenses(1)	(12b-1) Fees	Expenses	Expenses(2)	Reductions(3)	Reductions(3)

Institutional	0.05%	0.10%	None	0.61%	0.76%	0.19%	0.57%

Class P	0.05	0.15	None	0.61	0.81	0.14	0.67

Administrative	0.05	0.15	0.25%	0.61	1.06	0.14	0.92

Class D	0.05	0.30	0.25	0.61	1.21	0.14	1.07

(1)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.57% for Institutional Class, 0.67% for Class P, 0.92% for Administrative Class and 1.07% for Class D shares.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$58	$224	$404	$924

Class P	68	245	436	989

Administrative	94	323	571	1,281

Class D	109	370	652	1,454

Allianz Global Investors Solutions 2020 Fund

							Total Annual
							Fund Operating
			Distribution	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	Fee and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	Expenses(1)	(12b-1) Fees	Expenses	Expenses(2)	Reductions(3)	Reductions(3)

Institutional	0.05%	0.10%	None	0.64%	0.79%	0.20%	0.59%

Class P	0.05	0.15	None	0.64	0.84	0.15	0.69

Administrative	0.05	0.15	0.25%	0.64	1.09	0.15	0.94

Class D	0.05	0.30	0.25	0.64	1.24	0.15	1.09

(1)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.59% for Institutional Class, 0.69% for Class P, 0.94% for Administrative Class and 1.09% for Class D shares.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$60	$232	$419	$959

Class P	70	253	451	1,023

Administrative	96	332	586	1,315

Class D	111	379	667	1,487

Allianz Global Investors Solutions 2030 Fund

							Total Annual
							Fund Operating
			Distribution Fee	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	Expenses(1)	(12b-1) Fees	Expenses	Expenses(2)	Reductions(3)	Reductions(3)

Institutional	0.05%	0.10%	None	0.77%	0.92%	0.29%	0.63%

Class P	0.05	0.15	None	0.77	0.97	0.24	0.73

Administrative	0.05	0.15	0.25%	0.77	1.22	0.24	0.98%

Class D	0.05	0.30	0.25	0.77	1.37	0.24	1.13

(1)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.63% for Institutional Class, 0.73% for Class P, 0.98% for Administrative Class and 1.13% for Class D shares.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$64	$264	$481	$1,105

Class P	75	285	513	1,168

Administrative	100	363	647	1,456

Class D	115	410	727	1,625

Allianz Global Investors Solutions 2040 Fund

							Total Annual
							Fund Operating
			Distribution Fee	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	Expenses(1)	(12b-1) Fees	Expenses	Expenses(2)	Reductions(3)	Reductions(3)

Institutional	0.05%	0.10%	None	0.90%	1.05%	0.36%	0.69%

Class P	0.05	0.15	None	0.90	1.10	0.31	0.79

Administrative	0.05	0.15	0.25%	0.90	1.35	0.31	1.04

Class D	0.05	0.30	0.25	0.90	1.50	0.31	1.19

(1)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.69% for Institutional Class, 0.79% for Class P, 1.04% for Administrative Class and 1.19% for Class D shares.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$70	$298	$544	$1,250

Class P	81	319	576	1,312

Administrative	106	397	710	1,597

Class D	121	444	789	1,764

Allianz Global Investors Solutions 2050 Fund

							Total Annual
			Distribution				Fund Operating
			Fee and/or	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	Expenses(1)	(12b-1) Fees	Expenses	Expenses(2)	Reductions(3)	Reductions(3)

Institutional	0.05%	0.10%	None	0.92%	1.07%	0.37%	0.70%

Class P	0.05	0.15	None	0.92	1.12	0.32	0.80

Administrative	0.05	0.15	0.25%	0.92	1.37	0.32	1.05

Class D	0.05	0.30	0.25	0.92	1.52	0.32	1.20

(1)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P, 1.05% for Administrative Class and 1.20% for Class D shares.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$72	$304	$554	$1,272

Class P	82	324	586	1,335

Administrative	107	402	719	1,618

Class D	122	449	799	1,785

Allianz Global Investors Solutions Retirement Income Fund

							Total Annual
							Fund Operating
			Distribution Fee	Acquired Fund	Total Annual		Expenses After
	Advisory	Other	and/or Service	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	Expenses(1)	(12b-1) Fees	Expenses	Expenses(2)	Reductions(3)	Reductions(3)

Institutional	0.05%	0.10%	None	0.58%	0.73%	0.18%	0.55%

Class P	0.05	0.15	None	0.58	0.78	0.13	0.65

Administrative	0.05	0.15	0.25%	0.58	1.03	0.13	0.90

Class D	0.05	0.30	0.25	0.58	1.18	0.13	1.05

(1)	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.55% for Institutional Class, 0.65% for Class P, 0.90% for Administrative Class and 1.05% for Class D shares.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$56	$215	$388	$890

Class P	66	236	420	954

Administrative	92	315	556	1,248

Class D	107	362	636	1,420

The first paragraph of the sub-section titled “Management of the Funds — Investment Manager” is replaced in its entirety with the following:
Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for all of the Funds. In this capacity,

the Manager provides investment advisory and certain administrative services to all Funds, and has special arrangements to provide or procure essentially all administrative services required by the Target Date Funds (defined below) as described under “Management of the Funds.” Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.
The first two paragraphs in the sub-section titled “Management of the Funds — Management Fees” are replaced in its entirety with the following:
The advisory and administrative arrangements of Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund, Allianz Global Investors Solutions 2050 Fund and Allianz Global Investors Solutions Retirement Income Fund (together, the “Target Date Funds”) differ from those of the other Funds, as described below.
All Funds Other Than Target Date Funds. Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. In addition to the fees of the Manager, each Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.
Target Date Funds. Each Target Date Fund pays for the advisory and administrative services it requires under what is essentially an all-in fee structure. Each Target Date Fund pays a monthly advisory fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund. In addition, pursuant to a separate administration agreement, each share class of each Target Date Fund pays a monthly administrative fee to the Manager in return for managing the Fund’s business affairs and other administrative matters, as well as for providing or procuring, at the Manager’s expense, essentially all other administrative and related services required for the operations of the Fund and such share class (i.e., generally, the services giving rise to the other costs and expenses that are borne directly by Funds other than the Target Date Funds as described in the prior paragraph). See “Administrative Fees.” While each

Target Date Fund pays fees under separate agreements for the advisory and administrative services it requires, these services are provided in a “suite of services” that are essential to the daily operations of the Target Date Funds.
All Funds. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.
The following is inserted at the end of the sub-section titled “Management of the Funds — Management Fees”:
Administrative Fees for the Target Date Funds. Each Target Date Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D, Class P, Institutional Class and Administrative Class shareholders of each Fund pay an administrative fee to the Manager, computed as a percentage of the Fund’s average daily net assets attributable in the aggregate to those classes of shares. The Manager, in turn, provides or procures administrative services for Class D, Class P, Institutional Class and Administrative Class shareholders and also bears the costs of most third-party administrative services required by the Target Date Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as fees and expenses of the Trust’s disinterested Trustees and their counsel. The Target Date Funds do bear other expenses that are not covered by the administrative fee and that may vary and affect the total level of expenses borne by Class D, Class P, Institutional Class and Administrative Class shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The Manager expects to realize losses on these administration arrangements for the Target Date Funds for the foreseeable future (i.e., the cost to the Manager of providing the administrative services is expected to exceed the administration fee paid to the Manager). However, because the costs borne by the Manager include a fixed component, the Manager will benefit from economies of scale if assets under management increase and it is therefore possible that the Manager may realize a profit on the administration fee in the future.
Shareholders of the Funds pay the Manager monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D, Class P, Institutional Class and Administrative Class shares):

Share Class	Total
Class D	0.15%
Class P	0.20%
Institutional Class	0.10%
Administrative Class	0.15%
The sub-section titled “Management of the Funds — Management Fee Waiver and Expense Limitation Agreement” is replaced in its entirety with the following:
Management Fee Waiver. For each of the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund, the Manager has contractually agreed to waive a portion of its Management Fee with respect to Fund assets that are attributable to investments in Underlying Funds or Other Acquired Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012. This waiver does not apply to net assets of each Fund not invested in shares of Underlying Funds or Other Acquired Funds (e.g., direct investments in other securities and instruments).
Expense Limitation Arrangements. For certain Funds, the Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary of each such Fund. Specifically, the Manager will waive its Management Fee or reimburse the Fund until the date indicated to the extent that Total Annual Operating Expenses (after application of any additional fee waiver as described above) including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses, Acquired Fund Fees and Expenses (except in the case of the Target Date Funds, for which Acquired Fund Fees and Expenses are included), short sale fees and substitute dividend expenses (in the case of Allianz RCM All Alpha Fund) and certain credits and other expenses, exceed the amount specified for each share class of the Fund as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Acquired Fund Fees and Expenses for a Fund are based upon an estimated allocation of the Fund’s assets among the Other Acquired Funds and Institutional Class shares, or in certain cases Class M shares, of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds and Other Acquired Funds, as well as the allocation of the Fund’s assets, and may be higher or lower than those shown below. For a listing of the expenses associated with each Underlying Fund for its most recent fiscal year, please see “Underlying Fund Expenses” below.
In the section titled “Classes of Shares — Institutional Class, Class P, Administrative Class and Class D Shares,” the paragraph captioned “Service Fees — Class P Shares” is restated in its entirety as follows:
Service Fees—Class P Shares. The Trust has adopted an Administrative Services Plan for Class P shares of the Funds (except the Target Date Funds). The Plan allows a Fund to use its Class P assets to pay financial intermediaries that provide services relating to Class P shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other services to Class P shareholders. The Plan permits a Fund to make service fee payments at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to its Class P shares. For the Target Date Funds, such services are paid for with a portion of fees payable by Class P shares under the Administration Agreement.
Because these fees are paid out of a Fund’s Class P assets on an ongoing basis, over time they will increase the cost of an investment in Class P shares.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the State of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________
Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the “Funds” or the “Target Date Funds”)
______________________
The following changes are made to the Statement of Additional Information of Allianz Funds Multi-Strategy Trust (the “Trust”) in order to reflect certain changes to the investment advisory and administrative arrangements of the Funds, and their related fee and expense arrangements, as described more fully in the Supplements to the Statutory Prospectuses of the Trust dated September 1, 2011.
The paragraphs captioned “Management Fee Waiver” and “Expense Limitation Arrangements in the sub-section titled “Management of the Trust — Investment Manager” are revised in their entirety as follows:
Management Fee Waiver
Pursuant to a Management Fee Waiver Agreement, the Manager has agreed to waive a portion of its fee with respect to investments by the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund in Underlying Funds to the extent it exceeds 0.15% of the portion of Fund assets attributable to investments in Underlying Funds. Similarly, the Manager has agreed to waive, through at least March 31, 2012, an additional portion of its fee with respect to investments by the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund in Other Acquired Funds to the extent it exceeds 0.15% of the portion of Fund assets attributable to investments in Other

Acquired Funds. Notwithstanding the foregoing, the Manager will continue to receive its full fee on assets invested by the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund directly in investments other than Underlying Funds or Other Acquired Funds.
Expense Limitation Agreements
With respect to each Fund, the Manager has contractually agreed until the date indicated in the applicable Fund’s “Annual Fund Operating Expenses” table in the Fund’s Fund Summary to irrevocably waive its Management Fee or reimburse the Fund, to the extent that Total Annual Fund Operating Expenses (after the application of the additional fee waiver described above) including payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed the amount specified for each share class of the Fund in its “Annual Fund Operating Expenses” table, as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
The following is inserted as the fifth paragraph of the sub-section titled “Management of the Trust — Investment Manager — Additional Information About Services Provided by Allianz Global Fund Management”:
In addition, certain Funds (the Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund, Allianz Global Investors Solutions 2050 Fund and Allianz Global Investors Solutions Retirement Income Fund (together, the “Target Date Funds”)) have entered into an Administration Agreement with the Manager. In return for an administrative fee, the Manager arranges, at its own expense, for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Target Date Funds. The Manager is also responsible for the preparation of prospectuses and shareholder reports for current shareholders and bears the costs of preparing, printing and mailing such reports for the Target Date Funds.
The following new sub-section is inserted at the end of the section titled “Management of the Funds”:

Fund Administrator
In addition to its investment advisory services, Allianz Global Fund Management serves as administrator to the Target Date Funds pursuant to an administration agreement (the “Administration Agreement”) with the Trust on behalf of the Target Date Funds. The Manager provides or procures administrative services to the Target Date Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. Allianz Global Fund Management has, at its own expense, retained State Street Bank & Trust Company to perform certain administrative services and may retain affiliates to provide other administrative services. In addition, the Manager arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Target Date Funds and is responsible for the costs of registration of the Target Date Funds’ shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Manager has agreed to provide or procure these services, and to bear these expenses, at the annual rates for each Target Date Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to the indicated class or classes of shares on an annual basis) in the table below:

Share Class	Total
Classes A, C and R	0.30%
Class D	0.15%
Class P	0.20%
Institutional Class	0.10%
Administrative Class	0.15%
The Administration Agreement may be terminated by the Trust on behalf of a Target Date Fund or share class at any time by vote of (1) a majority of the Trustees or (2) a majority of the outstanding voting securities of a Target Date Fund or share class, on 60 days’ written notice to Allianz Global Fund Management.
Because the Target Date Funds and the Investment Manager entered into the Administration Agreement recently, the Target Date Funds did not pay any amounts under the Administration Agreement in any recently-completed fiscal year.
The Manager currently estimates that it and/or its affiliates will pay up to 0.10% per annum of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Administration Agreement to service agents for providing administrative, sub-transfer agency, sub-accounting and other shareholder services to

Class P shareholders of the Target Date Funds. Such administrative services may include, but are not limited to, the following functions: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; collecting and posting distributions to shareholder accounts; capturing and processing tax data; processing and mailing trade confirmations, monthly statements, prospectuses, shareholder reports and other SEC-required communications; and performing similar account administrative services. These payments are made to service agents selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, vary from firm to firm.
The fifth sentence in the sub-section titled “Distribution of Trust Shares — Additional Information About Class P Shares” is restated in its entirety as follows:
For these services, each Fund (except for the Target Date Funds) may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. For the Target Date Funds, such services are paid for with a portion of fees payable under the Administration Agreement.
Please retain this Supplement for future reference.